LIBERTY FUNDS GROUP


Liberty Federal Securities Fund            Liberty Tax-Exempt Insured Fund
The Liberty Fund                           Liberty Growth & Income Fund
Liberty Newport Global Equity Fund         Liberty Utilities Fund
Liberty Newport Global Utilities Fund      Liberty Value Fund
Liberty High Yield Municipal Fund          Liberty Contrarian Fund
Liberty High Yield Securities Fund         Liberty Contrarian Income Fund
Liberty Income Fund                        Liberty Contrarian Equity Fund
Liberty Intermediate Tax-Exempt Fund       Liberty Contrarian Balanced Fund
Liberty Intermediate Government Fund       Liberty Real Estate Fund
Liberty Newport International Equity Fund  Liberty Oregon Tax-Free Fund
Liberty Money Market Fund                  Liberty Contrarian Small-Cap Fund
Liberty Municipal Money Market Fund        Liberty Special Fund
Liberty California Tax-Exempt Fund         Liberty Newport Asia Pacific Fund
Liberty Connecticut Tax-Exempt Fund        Liberty Newport Europe Fund
Liberty Florida Tax-Exempt Fund            Liberty Newport Greater China Fund
Liberty Massachusetts Tax-Exempt Fund      Liberty Newport Tiger Fund
Liberty Michigan Tax-Exempt Fund           Stein Roe Small Cap Tiger Fund
Liberty Minnesota Tax-Exempt Fund          Liberty Floating Rate Fund
Liberty New York Tax-Exempt Fund           Liberty Floating Rate Advantage Fund
Liberty North Carolina Tax-Exempt Fund     Liberty Growth Investor Fund
Liberty Ohio Tax-Exempt Fund               Liberty Growth Stock Fund
Liberty Select Value Fund                  Liberty Value Opportunities Fund
Liberty Short Term Government Fund         Liberty Tax-Managed Growth Fund
Liberty Small-Cap Value Fund               Liberty Tax-Managed Value Fund
Liberty Strategic Balanced Fund            Liberty Tax-Managed Growth Fund II
Liberty Strategic Income Fund              Liberty Intermediate Bond Fund
Liberty Tax-Exempt Fund                    Liberty Young Investor Fund
Liberty Global Young Investor Fund

The Statements of Additional Information are revised as follows:

The following sub-heading and paragraph are added to the section entitled "Programs for Reducing or Eliminating Sales Charges" in the Statement of Additional Information of all funds distributed by Liberty Funds Distributor, Inc. (LFD):

Exchanges for Affiliates of Investment Advisor
Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

G-35/997D-1200                                                 December 7, 2000